Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current borriwings	£ 609	£ 169	£ 161
Non current borriwings	118	295	463
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Current borriwings	430
Finance Lease [member]
IfrsStatementLineItems [Line Items]
Current borriwings	179	169	161
Non current borriwings	£ 118	£ 295	£ 463